Revenues (Tables)	12 Months Ended
Mar. 31, 2026
Revenues [Abstract]
Schedule of Revenues Disaggregated by Service Lines

The following table presents the Company’s revenues disaggregated by service lines for the years ended March 31, 2024, 2025 and 2026:

	For the years ended March 31
	2024	2025	2026	2026
Revenues	HKD	HKD	HKD	US$
General corporate consultancy services	$9,300,000	$9,300,000	$8,640,000	$1,102,041
Financial due diligence	-	1,170,000	2,015,000	257,015
IPO feasibility analysis	-	-	1,235,000	157,526
Internal control advisory services	520,080	-	-	-
Subtotal corporate consultancy services	9,820,080	10,470,000	11,890,000	1,516,582
Taxation services	950,000	951,000	850,000	108,418
Company secretarial services	$1,210,355	1,601,316	1,408,131	179,609
Total revenues	11,980,435	$13,022,316	$14,148,131	$1,804,609

Schedule of Revenues Disaggregated by the Timing of Revenue Recognition

The following table presents the Company’s revenues disaggregated by the timing of revenue recognition for the years ended March 31, 2024, 2025 and 2026:

	For the years ended March 31
	2024	2025	2026	2026
	HKD	HKD	HKD	US$
Services and deliverables transferred at a point in time	$2,030,365	$3,010,561	$4,798,050	$611,996
Services and deliverables transferred over time	9,950,070	10,011,755	9,350,081	1,192,613
Total revenues	$11,980,435	$13,022,316	$14,148,131	$1,804,609